Stock-Based Compensation (Detail 3) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2010	May 31, 2008	Dec. 31, 2010 Stock Option Program years	Dec. 31, 2009 Stock Option Program	Dec. 31, 2008 Stock Option Program	Dec. 31, 2010 Stock Option Program Annual	Dec. 31, 2009 Stock Option Program Annual	Dec. 31, 2008 Stock Option Program Annual	Dec. 31, 2010 Stock Option Program Progressive (Reload)	Dec. 31, 2009 Stock Option Program Progressive (Reload)	Dec. 31, 2008 Stock Option Program Progressive (Reload)	May 31, 1997 General employees' Stock Purchase Plan (GESPP)	Dec. 31, 2010 General employees' Stock Purchase Plan (GESPP)	Dec. 31, 2009 General employees' Stock Purchase Plan (GESPP)	Dec. 31, 2008 General employees' Stock Purchase Plan (GESPP)
Stock Option Program
Beginning balance			74,268,165	75,452,722	74,613,051
Granted - Annual			5,788,313	6,649,672	5,239,660								1,325,579	1,655,936	1,624,775
Granted - Progressive (Reload)			188,105	68,189	78,371
Granted - Other			27,911	4,654	20,389
Exercised			(9,678,654)	(6,930,544)	(3,797,663)								(1,325,579)	(1,655,936)	(1,624,775)
Canceled			(258,796)	(976,528)	(701,086)
Ending balance			70,335,004	74,268,165	75,452,722
Shares - Shares available for grant	31,825,085												4,334,360	5,659,939	7,315,875
Weighted average exercise price - Beginning balance			$ 72.39	$ 71.96	$ 70.50
Weighted average exercise price - Annual grants			$ 78.79	$ 53.93	$ 77.22								$ 70.57	$ 50.58	$ 62.68
Weighted average exercise price - Progressive (Reload)			$ 88.67	$ 77.37	$ 79.53
Weighted average exercise price - Other			$ 82.13	$ 50.85	$ 79.25
Weighted average exercise price - Exercised			$ 59.11	$ 49.83	$ 49.38								$ 70.57	$ 50.58	$ 62.68
Weighted average exercise price - Canceled			$ 70.76	$ 73.50	$ 79.12
Weighted average exercise price - Ending balance			$ 74.80	$ 72.39	$ 71.96
Options exercisable			58,201,617	62,414,398	63,282,408
Options exercisable, exercise price			$ 75.87	$ 73.73	$ 70.01
Weighted Average Remaining Contractual Life for options outstanding (in months)			56
Aggregate Intrinsic Value for options outstanding			$ 821
Weighted Average Remaining Contractual Life for options exercisable (in months)			47
Aggregate Instrinsic Value for options exercisable			619
Compensation expense yet to be recognized for stock options			65
Weighted average life of remaining vesting period for stock options (in years)			1.7
Total intrinsic value of stock options exercised			263	108	107
Cash received from options exercised			571	345	188
Tax benefit realized from exercise of stock options			93	38	34
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Weighted average exercise price						$ 78.72	$ 54.11	$ 77.22	$ 86.72	$ 77.83	$ 79.76
Risk-free interest rate						2.80%	2.20%	3.10%	0.60%	1.40%	4.30%
Dividend yield						2.50%	2.30%	2.00%	2.50%	2.00%	2.00%
Expected volatility						25.70%	30.30%	21.70%	33.20%	30.70%	18.70%
Expected life (months)						72	71	70	17	32	25
Weighted average fair value						$ 16.50	$ 13.00	$ 15.28	$ 12.01	$ 14.47	$ 12.00		$ 12.45	$ 8.93	$ 11.06
Number of shares authorized	64,000,000	35,000,000										30,000,000
Option price, percentage of market value at date of grant												85.00%
Option price, discount from market value at date of grant													15.00%
Stock-based compensation programs expense													$ 17	$ 15	$ 18